COMMITMENTS, CONTINGENCIES AND REGULATORY MATTERS - Lease Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Cash used in operating activities for amounts included in the measurement of lease liabilities	$ 9,072	$ 13,113
Short-term (twelve months or less) lease costs	(1,017)	3,797
Selling, general and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease costs:	6,026	9,712
Cost of revenue
Lessee, Lease, Description [Line Items]
Operating lease costs:	$ 2,294	$ 1,919